ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (loss) by component, net of tax of nil, are as follows:

	Unrealized fair value gain (loss) on available-for- sale investments	Foreign currency translation	Total
	-$	-$	-$

Balance as of January 1, 2017	–	8,587	8,587
Current year other comprehensive income	–	1,970	1,970
Reclassification adjustments for net gain and translation adjustments realized in net income	–	144	144
Balance as of December 31, 2017	–	10,701	10,701
Current year other comprehensive income (loss)	18,269	(13,771)	4,498

Balance as of December 31, 2018	18,269	(3,070)	15,199
Current year other comprehensive (loss) income	(12,869)	3,119	(9,750)
Balance as of December 31, 2019	5,400	49	5,449